CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	¥ 1,897,883	$ 290,863	¥ 2,051,354	¥ 2,085,371
Cost of revenues	(1,066,842)	(163,501)	(1,173,834)	(918,549)
Gross profit	831,041	127,362	877,520	1,166,822
Selling and marketing expenses	(906,337)	(138,902)	(1,119,698)	(1,047,632)
General and administrative expenses	(630,618)	(96,646)	(723,306)	(546,568)
Research and development expenses(a)	(100,466)	(15,397)	(132,672)	(167,254)
Operating loss	(806,380)	(123,583)	(1,098,156)	(594,632)
Interest income (expense)	(199)	(30)	15,859	26,200
Other (loss) income	5,201	797	246	(33,583)
Foreign currency exchange gains (loss)	(4,849)	(743)	1,614	4,951
Loss before income taxes	(806,227)	(123,559)	(1,080,437)	(597,064)
Income tax benefit	35,034	5,369	41,559	4,865
Net loss	(771,000)	(118,190)	(1,038,878)	(592,199)
Less: Net loss attributable to non-controlling interests	(4,550)	(697)	(2,792)	(2,025)
Net loss attributable to Class A and Class B ordinary shareholders	¥ (766,643)	$ (117,493)	¥ (1,036,086)	¥ (590,174)
Basic loss per Class A and Class B ordinary share | (per share)	¥ (14.11)	$ (2.16)	¥ (19.41)	¥ (10.74)
Diluted loss per Class A and Class B ordinary share | (per share)	¥ (14.11)	$ (2.16)	¥ (19.41)	¥ (10.74)
Net loss	¥ (771,000)	$ (118,190)	¥ (1,038,878)	¥ (592,199)
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,266)	(347)	914	11,100
Comprehensive loss	(773,459)	(118,537)	(1,037,964)	(581,099)
Less: Comprehensive loss attributable to non-controlling interests	(4,550)	(697)	(2,792)	(2,025)
Comprehensive loss attributable to Class A and Class B ordinary shareholders	¥ (768,909)	$ (117,840)	¥ (1,035,172)	¥ (579,074)